PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.4%
Asset-Backed Securities 10.4%
Collateralized Loan Obligations
AGL CLO Ltd. (United Kingdom), Series 2022-22A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.483%(c)	01/20/37	25,300	$25,239,558
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2024-30A, Class A1, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.615(c)	01/20/37	31,100	31,134,459
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.680(c)	11/27/31	30,805	30,807,596
Series 2018-11A, Class A1L, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	5.662(c)	07/26/31	4,125	4,126,199

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2012-04A, Class A1R4, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.410(c)	04/22/32	7,593	7,586,615
CarVal CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.020% (Cap N/A, Floor 1.020%)	5.313(c)	04/20/32	38,827	38,771,306
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.735(c)	07/20/34	19,500	19,458,356
CIFC Funding Ltd. (Cayman Islands), Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	5.505(c)	04/20/30	37,615	37,603,409
Crown City CLO (Cayman Islands), Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	5.745(c)	07/20/34	60,000	59,915,490
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.413(c)	04/20/34	50,000	49,942,955
ICG Euro CLO DAC (Cayman Islands), Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.417(c)	01/20/35	58,800	58,584,086
LCM Ltd. (Cayman Islands), Series 39A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.642(c)	10/15/34	48,400	48,433,285
MidOcean Credit CLO (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.675(c)	04/21/31	3,201	3,198,610

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

OCP CLO Ltd. (Cayman Islands), Series 2020-08RA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.553%(c)	10/17/36	18,000	$18,001,550
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	5.380(c)	05/21/34	40,000	39,944,272
Shackleton CLO Ltd. (Cayman Islands), Series 2015-07RA, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.402(c)	07/15/31	10,459	10,450,445
Sixth Street CLO Ltd. (Cayman Islands), Series 2017-08A, Class A1R2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.443(c)	10/20/34	45,000	44,974,822
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.632(c)	01/26/31	3,593	3,593,139
Series 2013-03RA, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.705(c)	04/18/31	12,408	12,398,590
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.622(c)	10/23/31	23,719	23,739,390
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 0.000%)	5.471(c)	10/29/34	25,000	24,994,675
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)	5.343(c)	04/20/34	40,000	39,936,012

THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.715(c)	07/20/34	39,500	39,469,885
Trimaran CAVU Ltd., Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.505(c)	01/20/37	44,851	44,815,967
Trinitas CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.492(c)	07/15/34	40,000	39,805,256
Venture CLO Ltd. (Cayman Islands), Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	5.405(c)	10/20/34	25,000	24,963,453
Voya CLO Ltd. (Cayman Islands), Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.644(c)	10/17/32	24,451	24,466,104
Wellfleet CLO (Cayman Islands), Series 2021-07A, Class A1, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)	5.882(c)	04/25/34	32,000	32,063,853

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Wellfleet CLO Ltd. (Cayman Islands), Series 2019-XA, Class A1R2, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.413%(c)	07/20/32	26,647	$26,633,974
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	5.854(c)	04/15/30	814	814,081

Total Asset-Backed Securities (cost $866,744,049)				865,867,392
Commercial Mortgage-Backed Securities 1.2%
Benchmark Mortgage Trust, Series 2020-IG03, Class A2, 144A	2.475	09/15/48	23,837	23,358,549
Citigroup Commercial Mortgage Trust, Series 2016-C02, Class A3	2.575	08/10/49	12,367	12,086,025
JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A4	3.311	03/17/49	34,783	34,352,255
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	9,854	9,727,112
Series 2016-C32, Class ASB	3.514	12/15/49	2,716	2,685,496

Morgan Stanley Capital I Trust, Series 2015-MS01, Class A3	3.510	05/15/48	4,364	4,355,417
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK01, Class A2	2.399	08/15/49	10,436	10,127,448

Total Commercial Mortgage-Backed Securities (cost $101,989,600)				96,692,302
Corporate Bonds 83.4%
Aerospace & Defense 1.6%
BAE Systems Finance, Inc. (United Kingdom), Gtd. Notes, 144A	7.500	07/01/27	5,463	5,800,892
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.125	03/26/29	7,755	7,858,531
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	16,700	16,339,494
Sr. Unsec’d. Notes	2.700	02/01/27	37,574	36,233,446
Sr. Unsec’d. Notes	3.250	02/01/28	27,812	26,661,064
Sr. Unsec’d. Notes	3.625	02/01/31	4,745	4,403,000
Sr. Unsec’d. Notes	5.150	05/01/30	15,603	15,696,186
Sr. Unsec’d. Notes	6.298	05/01/29	5,210	5,458,844

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	4.400%	06/15/28	4,720	$4,686,354
Spirit AeroSystems, Inc., Sr. Sec’d. Notes	3.850	06/15/26	12,300	12,109,527
				135,247,338
Agriculture 2.8%
Altria Group, Inc., Gtd. Notes	4.875	02/04/28	4,735	4,766,779
Archer-Daniels-Midland Co., Sr. Unsec’d. Notes(a)	3.250	03/27/30	28,645	26,942,918
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	5,000	4,666,497
Gtd. Notes	3.557	08/15/27	4,524	4,411,886
Gtd. Notes	4.700	04/02/27	8,054	8,056,880
Gtd. Notes	5.834	02/20/31	8,995	9,339,272

BAT International Finance PLC (United Kingdom), Gtd. Notes	1.668	03/25/26	26,865	26,094,493
Bunge Ltd. Finance Corp., Gtd. Notes(a)	2.750	05/14/31	11,705	10,372,166
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	6.125	07/27/27	12,610	12,973,447
Gtd. Notes, 144A, MTN	5.500	02/01/30	21,310	21,786,391
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	3.125	03/02/28	1,790	1,725,544
Sr. Unsec’d. Notes	4.375	11/01/27	28,750	28,727,916
Sr. Unsec’d. Notes	4.875	02/15/28	18,739	18,976,572
Sr. Unsec’d. Notes	5.125	02/13/31	11,550	11,738,418
Sr. Unsec’d. Notes(a)	5.250	09/07/28	8,521	8,728,257

Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450	06/12/25	212	211,782
Viterra Finance BV (Netherlands), Gtd. Notes, 144A	2.000	04/21/26	35,200	34,108,980
				233,628,198
Airlines 0.8%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	897	890,846
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.500	10/20/25	6,335	6,303,117

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Delta Air Lines, Inc./SkyMiles IP Ltd., (cont’d.)
Sr. Sec’d. Notes, 144A	4.750%	10/20/28	29,560	$29,419,590

Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	7,215	7,264,742
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.000	10/11/27	2,891	2,856,210
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	12,515	12,304,963
Sr. Sec’d. Notes, 144A	4.625	04/15/29	4,540	4,297,457
				63,336,925
Auto Manufacturers 4.0%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	5.050	03/21/30	17,080	17,166,874
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	50,965	49,125,265
Sr. Unsec’d. Notes	4.000	11/13/30	2,865	2,565,726
Sr. Unsec’d. Notes	4.271	01/09/27	9,430	9,228,576
Sr. Unsec’d. Notes	5.800	03/08/29	8,000	7,924,970
Sr. Unsec’d. Notes	5.850	05/17/27	8,740	8,787,303
Sr. Unsec’d. Notes(a)	5.918	03/20/28	13,000	13,056,642
Sr. Unsec’d. Notes	6.798	11/07/28	5,000	5,143,031
Sr. Unsec’d. Notes	6.950	03/06/26	2,200	2,224,227
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes(a)	1.250	01/08/26	24,885	24,210,062
Sr. Unsec’d. Notes	1.500	06/10/26	9,390	9,030,152
Sr. Unsec’d. Notes	2.350	02/26/27	2,590	2,470,890
Sr. Unsec’d. Notes	2.400	04/10/28	11,815	10,933,454
Sr. Unsec’d. Notes	2.400	10/15/28	23,040	21,059,513
Sr. Unsec’d. Notes	5.350	01/07/30	20,000	19,963,561
Sr. Unsec’d. Notes	5.400	05/08/27	2,675	2,701,141
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.275	06/24/27	16,850	17,035,541
Sr. Unsec’d. Notes, 144A	6.100	09/21/28	20,000	20,732,591
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN(a)	1.850	09/16/26	15,000	14,227,804
Sr. Unsec’d. Notes, 144A, MTN(a)	5.300	09/13/27	6,590	6,546,333

Nissan Motor Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	3.522	09/17/25	4,000	3,955,000
Stellantis Finance US, Inc., Gtd. Notes, 144A	5.350	03/17/28	7,435	7,443,781

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	4.050%	10/24/25	10,000	$9,949,615
Sr. Unsec’d. Notes, MTN(a)	4.950	01/09/30	17,250	17,505,482
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A(a)	4.950	08/15/29	6,790	6,701,812
Gtd. Notes, 144A(a)	5.250	03/22/29	2,810	2,803,959
Gtd. Notes, 144A	5.300	03/22/27	14,260	14,373,667
Gtd. Notes, 144A	5.350	03/27/30	4,565	4,553,097
				331,420,069
Auto Parts & Equipment 0.0%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes(a)	4.650	09/13/29	1,665	1,639,684
Gtd. Notes	6.875(ff)	12/15/54	2,255	2,207,482
				3,847,166
Banks 22.4%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes(a)	5.538(ff)	03/14/30	7,200	7,351,865
Sr. Non-Preferred Notes(a)	5.565	01/17/30	17,400	17,834,857
Sr. Preferred Notes	5.439	07/15/31	16,600	16,983,256
Bank of America Corp.,
Sr. Unsec’d. Notes	1.734(ff)	07/22/27	63,500	61,198,303
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	32,800	30,307,318
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	50,520	49,147,027
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes(a)	7.350(ff)	04/27/85	6,790	6,743,748
Jr. Sub. Notes, Series 2	3.625(ff)	10/27/81	50,000	45,812,500
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	2.279(ff)	11/24/27	2,960	2,844,383
Sr. Unsec’d. Notes	5.304(ff)	08/09/26	18,900	18,939,416
Sr. Unsec’d. Notes	5.367(ff)	02/25/31	4,840	4,889,929
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	4,295	4,354,056
Sr. Unsec’d. Notes	6.496(ff)	09/13/27	32,530	33,301,547
Sub. Notes(a)	5.088(ff)	06/20/30	9,620	9,538,838
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	6,595	6,025,280
Sr. Non-Preferred Notes, 144A, MTN	5.786(ff)	01/13/33	11,555	11,790,667

BPCE SA (France), Sr. Non-Preferred Notes, 144A(a)	5.876(ff)	01/14/31	13,175	13,491,465

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

CaixaBank SA (Spain), Sr. Non-Preferred Notes, 144A	6.684%(ff)	09/13/27	15,790	$16,236,825
Canadian Imperial Bank of Commerce (Canada), Jr. Sub. Notes(a)	6.950(ff)	01/28/85	25,145	24,614,197
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	16,710	17,092,237
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	20,600	20,336,276
Sr. Unsec’d. Notes(a)	1.462(ff)	06/09/27	56,450	54,366,008
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	18,715	16,382,054
Sub. Notes	4.450	09/29/27	8,160	8,116,759

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	36,045	36,626,737
Credit Agricole SA (France), Sr. Non-Preferred Notes, 144A, MTN	4.631(ff)	09/11/28	8,535	8,512,618
Danske Bank A/S (Denmark), Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	7,280	7,166,207
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.311(ff)	11/16/27	16,725	16,061,001
Sr. Non-Preferred Notes	2.552(ff)	01/07/28	4,522	4,352,475
Sr. Non-Preferred Notes(a)	4.999(ff)	09/11/30	6,370	6,338,414
Sr. Non-Preferred Notes(a)	5.373(ff)	01/10/29	14,010	14,152,421
Sr. Non-Preferred Notes, SOFR + 1.219%	5.578(c)	11/16/27	4,625	4,645,813
Sr. Non-Preferred Notes	6.819(ff)	11/20/29	20,510	21,721,228

Fifth Third Bancorp, Sr. Unsec’d. Notes(a)	6.339(ff)	07/27/29	21,949	22,914,580
First Horizon Corp., Sr. Unsec’d. Notes(a)	5.514(ff)	03/07/31	5,790	5,818,934
Goldman Sachs Bank USA, Sr. Unsec’d. Notes(a)	5.414(ff)	05/21/27	19,650	19,835,485
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	16,130	15,661,317
Jr. Sub. Notes, Series X	7.500(ff)	05/10/29(oo)	8,120	8,554,112
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	56,555	54,849,937
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	48,420	46,306,383
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	5,120	4,468,383
Sr. Unsec’d. Notes	3.615(ff)	03/15/28	6,630	6,504,757
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	6,155	6,009,369
Sr. Unsec’d. Notes(a)	5.207(ff)	01/28/31	11,715	11,873,772
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.013(ff)	09/22/28	5,750	5,368,984
Sr. Unsec’d. Notes(a)	2.804(ff)	05/24/32	33,670	29,397,247
Sr. Unsec’d. Notes(a)	5.130(ff)	03/03/31	20,765	20,787,410

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes(a)	5.210%(ff)	08/11/28	900	$908,670

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	26,769	27,862,984
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	4.858(ff)	03/25/29	8,210	8,224,703
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%(a)	7.132(c)	05/01/25(oo)	11,600	11,653,460
Jr. Sub. Notes, Series II	4.000(ff)	07/01/25(oo)	5,225	5,251,047
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	20,000	19,414,738
Sr. Unsec’d. Notes	1.470(ff)	09/22/27	39,288	37,574,759
Sr. Unsec’d. Notes(a)	1.578(ff)	04/22/27	64,714	62,741,067
Sr. Unsec’d. Notes	2.083(ff)	04/22/26	24,675	24,634,797
Sr. Unsec’d. Notes	4.995(ff)	07/22/30	32,810	33,105,694
Sr. Unsec’d. Notes(a)	5.299(ff)	07/24/29	25,000	25,501,645
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	25,605	26,407,702

KBC Group NV (Belgium), Sr. Unsec’d. Notes, 144A(a)	4.932(ff)	10/16/30	6,305	6,289,265
KeyBank NA, Sub. Notes	6.950	02/01/28	8,600	9,067,430
KeyCorp,
Sr. Unsec’d. Notes, GMTN	5.121(ff)	04/04/31	5,766	5,786,304
Sr. Unsec’d. Notes, MTN(a)	4.100	04/30/28	9,513	9,321,771

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes(a)	5.985(ff)	08/07/27	9,050	9,194,034
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	1.538(ff)	07/20/27	25,830	24,852,118
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.869(ff)	09/13/30	24,524	22,548,889
Morgan Stanley,
Sr. Unsec’d. Notes	0.985(ff)	12/10/26	24,722	24,097,203
Sr. Unsec’d. Notes(a)	1.593(ff)	05/04/27	18,293	17,713,077
Sr. Unsec’d. Notes	4.654(ff)	10/18/30	3,420	3,392,510
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	17,800	18,198,442
Sr. Unsec’d. Notes	6.407(ff)	11/01/29	5,240	5,528,356
Sr. Unsec’d. Notes, GMTN(a)	1.512(ff)	07/20/27	32,690	31,417,393
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	28,375	25,725,307
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	23,731	19,870,466
Sr. Unsec’d. Notes, MTN	2.475(ff)	01/21/28	29,305	28,260,712
Sr. Unsec’d. Notes, MTN	5.164(ff)	04/20/29	24,090	24,409,487

Morgan Stanley Bank NA, Sr. Unsec’d. Notes	4.952(ff)	01/14/28	13,180	13,264,953

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.037%(ff)	10/28/33	6,500	$6,817,229
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	15,795	16,328,081
Royal Bank of Canada (Canada),
Jr. Sub. Notes(a)	7.500(ff)	05/02/84	20,000	20,450,000
Sr. Unsec’d. Notes, GMTN	4.970(ff)	05/02/31	20,690	20,737,235
Societe Generale SA (France),
Gtd. Notes, 144A(a)	2.797(ff)	01/19/28	7,100	6,832,330
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	4,225	3,657,756
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33	23,725	20,584,175
Sr. Non-Preferred Notes, 144A(a)	5.519(ff)	01/19/28	10,000	10,089,010
State Street Corp.,
Jr. Sub. Notes(a)	6.450(ff)	09/15/30(oo)	10,000	10,009,332
Jr. Sub. Notes, Series J	6.700(ff)	09/15/29(oo)	11,680	12,028,473
Sr. Unsec’d. Notes(a)	4.729	02/28/30	16,520	16,611,371

Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	1.902	09/17/28	18,905	17,258,702
Toronto-Dominion Bank (The) (Canada), Jr. Sub. Notes(a)	7.250(ff)	07/31/84	17,340	17,361,675
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	4.873(ff)	01/26/29	33,415	33,592,011
Sr. Unsec’d. Notes, MTN(a)	5.435(ff)	01/24/30	10,955	11,180,276
Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	33,630	34,197,285
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	2,030	2,185,024

U.S. Bancorp, Sr. Unsec’d. Notes	5.775(ff)	06/12/29	19,156	19,753,606
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27	16,550	15,844,498
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	13,013	12,850,789

UniCredit SpA (Italy), Sr. Preferred Notes, 144A, MTN	4.625	04/12/27	2,250	2,235,958
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	15,865	16,677,341
Sr. Unsec’d. Notes, MTN	5.198(ff)	01/23/30	54,840	55,756,859
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	25,945	26,641,615
				1,867,526,009

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.2%
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	2.750%	07/15/26	10,340	$10,070,037
JDE Peet’s NV (Netherlands), Gtd. Notes, 144A	1.375	01/15/27	4,894	4,598,580
				14,668,617
Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	5.150	03/02/28	6,515	6,631,722
Building Materials 0.7%
CRH SMW Finance DAC,
Gtd. Notes(a)	5.125	01/09/30	6,590	6,666,801
Gtd. Notes(a)	5.200	05/21/29	29,000	29,467,924

Lennox International, Inc., Gtd. Notes	5.500	09/15/28	14,760	15,140,334
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700	02/15/26	3,000	3,078,612
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	3,329	3,274,282
Sr. Unsec’d. Notes	5.500	06/15/27	4,375	4,458,819
				62,086,772
Chemicals 1.9%
Celanese US Holdings LLC,
Gtd. Notes	6.415	07/15/27	1,591	1,617,026
Gtd. Notes	6.600	11/15/28	14,954	15,430,140

CF Industries, Inc., Gtd. Notes, 144A	4.500	12/01/26	33,450	33,338,847
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A	3.400	12/01/26	19,417	19,112,287
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	4.725	11/15/28	49,115	49,325,190
FMC Corp., Sr. Unsec’d. Notes(a)	3.200	10/01/26	3,728	3,640,218
LYB Finance Co. BV (Netherlands), Gtd. Notes, 144A	8.100	03/15/27	1,008	1,062,591
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	03/12/32	10,645	10,640,917

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	3.148%	06/04/30	11,000	$10,002,850
Sr. Unsec’d. Notes, 144A	4.750	06/01/28	14,200	14,042,238
				158,212,304
Commercial Services 1.0%
Ashtead Capital, Inc. (United Kingdom), Gtd. Notes, 144A	1.500	08/12/26	33,760	32,262,248
Equifax, Inc., Sr. Unsec’d. Notes(a)	2.600	12/15/25	10,900	10,745,893
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26	9,230	9,080,853
Gtd. Notes, 144A	4.600	05/01/28	19,140	19,193,630

Quanta Services, Inc., Sr. Unsec’d. Notes(a)	4.750	08/09/27	1,730	1,732,615
RELX Capital, Inc. (United Kingdom), Gtd. Notes	4.750	03/27/30	10,230	10,269,767
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.000	06/15/25	2,412	2,410,452
				85,695,458
Computers 0.6%
CGI, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.950	03/14/30	5,000	5,000,915
Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	1.750	04/10/26	18,395	17,806,314
Gtd. Notes	6.000	06/04/29	365	377,591

Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	4.550	10/15/29	1,560	1,543,260
Leidos, Inc., Gtd. Notes	4.375	05/15/30	12,590	12,219,189
NetApp, Inc., Sr. Unsec’d. Notes	1.875	06/22/25	10,742	10,665,798
Teledyne FLIR LLC, Sr. Unsec’d. Notes	2.500	08/01/30	2,381	2,120,916
				49,733,983
Distribution/Wholesale 0.1%
Ferguson Finance PLC, Sr. Unsec’d. Notes, 144A	4.250	04/20/27	12,105	12,003,731

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 3.0%
Ally Financial, Inc., Sr. Unsec’d. Notes	5.543%(ff)	01/17/31	6,685	$6,642,382
American Express Co.,
Jr. Sub. Notes(a)	3.550(ff)	09/15/26(oo)	16,080	15,565,611
Sr. Unsec’d. Notes(a)	5.085(ff)	01/30/31	10,835	10,973,099
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	4.500	04/14/27	30,625	30,320,677
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	5,415	5,719,730
Capital One Financial Corp.,
Sr. Unsec’d. Notes	6.312(ff)	06/08/29	19,800	20,574,653
Sr. Unsec’d. Notes	7.624(ff)	10/30/31	7,105	7,905,984

Citadel Finance LLC, Gtd. Notes, 144A	5.900	02/10/30	16,440	16,374,760
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.875	07/21/28	13,570	13,931,134
LPL Holdings, Inc., Gtd. Notes	6.750	11/17/28	39,652	41,938,578
LSEG US Fin Corp. (United Kingdom), Gtd. Notes, 144A(a)	4.875	03/28/27	5,340	5,371,446
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	1.653	07/14/26	16,975	16,329,532
Sr. Unsec’d. Notes(a)	2.172	07/14/28	6,100	5,618,010
Sr. Unsec’d. Notes(a)	2.329	01/22/27	39,725	38,099,179

Nuveen LLC, Sr. Unsec’d. Notes, 144A(a)	5.550	01/15/30	2,845	2,929,775
Western Union Co. (The), Sr. Unsec’d. Notes	1.350	03/15/26	10,595	10,247,628
				248,542,178
Electric 7.5%
AEP Texas, Inc., Sr. Unsec’d. Notes	5.450	05/15/29	7,355	7,528,593
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26	10,345	10,409,656
Alliant Energy Finance LLC,
Gtd. Notes, 144A(a)	1.400	03/15/26	18,650	18,031,395
Gtd. Notes, 144A	5.400	06/06/27	9,595	9,702,134

Ameren Corp., Sr. Unsec’d. Notes	1.750	03/15/28	18,710	17,232,555
American Electric Power Co., Inc., Jr. Sub. Notes	5.699	08/15/25	14,580	14,617,534

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Avangrid, Inc., Sr. Unsec’d. Notes	3.200%	04/15/25		14,245	$14,233,651
Calpine Corp., Sr. Unsec’d. Notes, 144A	5.125	03/15/28		8,000	7,872,333
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	5.200	10/01/28		13,640	13,958,161
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	1.450	06/01/26		24,160	23,309,798
Sr. Unsec’d. Notes	2.950	03/01/30		6,519	5,963,122
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A	3.500	04/01/28		5,000	4,809,404
Sr. Unsec’d. Notes, 144A	4.550	11/15/30		4,665	4,558,253

CMS Energy Corp., Sr. Unsec’d. Notes	2.950	02/15/27		2,445	2,372,359
Dominion Energy, Inc., Sr. Unsec’d. Notes	5.000	06/15/30		21,470	21,581,382
DTE Energy Co.,
Sr. Unsec’d. Notes	4.950	07/01/27		8,080	8,143,224
Sr. Unsec’d. Notes	5.100	03/01/29		2,820	2,855,287
Duke Energy Corp.,
Jr. Sub. Notes	3.250(ff)	01/15/82		23,430	22,113,577
Sr. Unsec’d. Notes	3.100	06/15/28	EUR	13,425	14,512,098
Edison International,
Sr. Unsec’d. Notes	4.700	08/15/25		15,000	14,970,536
Sr. Unsec’d. Notes(a)	5.250	11/15/28		9,355	9,226,866

Enel Finance International NV (Italy), Sr. Unsec’d. Notes, 144A	4.500	06/15/25		4,700	4,696,978
Evergy Missouri West, Inc., First Mortgage, 144A	5.150	12/15/27		12,220	12,394,489
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	5.150	03/30/26		7,026	7,066,858
Sr. Unsec’d. Notes, 144A	5.200	04/01/28		26,650	27,042,995

FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	2.866	09/15/28		7,375	6,938,805
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26		13,000	12,707,630
National Grid USA, Sr. Unsec’d. Notes	8.000	11/15/30		9,000	10,303,181
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.900	02/28/28		24,775	25,007,993
OGE Energy Corp., Sr. Unsec’d. Notes	5.450	05/15/29		6,570	6,723,958

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Pacific Gas & Electric Co.,
First Mortgage(a)	3.000%	06/15/28	12,000	$11,278,938
First Mortgage	5.550	05/15/29	35,380	35,855,269
PacifiCorp,
First Mortgage	2.700	09/15/30	2,685	2,403,843
First Mortgage	5.100	02/15/29	11,065	11,253,842

PG&E Corp., Jr. Sub. Notes(a)	7.375(ff)	03/15/55	7,420	7,314,365
Pinnacle West Capital Corp., Sr. Unsec’d. Notes	1.300	06/15/25	27,312	27,137,296
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	0.800	08/15/25	6,823	6,733,123
Sr. Unsec’d. Notes	4.900	03/15/30	10,700	10,749,839

San Diego Gas & Electric Co., First Mortgage, Series XXX	3.000	03/15/32	2,574	2,257,567
SCE Recovery Funding LLC, Sr. Sec’d. Notes, Series A-1	0.861	11/15/33	2,688	2,379,125
Sempra,
Jr. Sub. Notes(a)	4.125(ff)	04/01/52	20,635	19,422,926
Sr. Unsec’d. Notes	5.400	08/01/26	14,285	14,396,021
Southern California Edison Co.,
First Mortgage(a)	5.250	03/15/30	6,740	6,778,386
First Mortgage	5.300	03/01/28	11,535	11,670,528
First Mortgage	5.450	06/01/31	5,635	5,707,230

Southern Co. (The), Sr. Unsec’d. Notes, Series 21-B(a)	1.750	03/15/28	8,625	7,962,927
Virginia Power Fuel Securitization LLC, Sr. Sec’d. Notes, Series A-2(a)	4.877	05/01/33	17,069	17,263,457
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	2,271	2,238,825
Sr. Sec’d. Notes, 144A	3.700	01/30/27	32,711	32,015,929
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/27	11,540	10,928,543
Sr. Unsec’d. Notes	4.750	03/21/28	17,390	17,457,668
				624,090,452
Electronics 0.1%
Fortive Corp., Sr. Unsec’d. Notes	3.150	06/15/26	4,766	4,677,778

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction 0.6%
Jacobs Engineering Group, Inc., Gtd. Notes	6.350%	08/18/28	24,090	$25,159,521
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29	7,625	7,820,253
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	5,065	4,833,935
Sr. Sec’d. Notes, 144A	4.250	10/31/26	15,125	14,858,800
				52,672,509
Entertainment 0.1%
Warnermedia Holdings, Inc., Gtd. Notes	4.054	03/15/29	13,100	12,339,615
Foods 1.4%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes(a)	3.000	02/02/29	13,100	12,245,124
Gtd. Notes	5.750	04/01/33	2,810	2,852,080

Mars, Inc., Sr. Unsec’d. Notes, 144A(a)	4.800	03/01/30	45,780	46,059,639
Smithfield Foods, Inc.,
Gtd. Notes, 144A	2.625	09/13/31	8,590	7,313,364
Gtd. Notes, 144A	3.000	10/15/30	3,850	3,427,226
Gtd. Notes, 144A	4.250	02/01/27	7,750	7,634,092
Gtd. Notes, 144A	5.200	04/01/29	10,680	10,689,072

The Campbell’s Co., Sr. Unsec’d. Notes(a)	5.200	03/21/29	20,000	20,308,107
Tyson Foods, Inc., Sr. Unsec’d. Notes	4.350	03/01/29	9,450	9,301,157
				119,829,861
Forest Products & Paper 0.0%
Smurfit Kappa Treasury Funding DAC (Ireland), Gtd. Notes	7.500	11/20/25	3,902	3,964,851
Gas 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875	08/20/26	4,950	4,911,969
National Fuel Gas Co., Sr. Unsec’d. Notes	5.500	03/15/30	8,630	8,783,225

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas (cont’d.)
NiSource, Inc., Sr. Unsec’d. Notes	5.200%	07/01/29	8,940	$9,104,171
ONE Gas, Inc., Sr. Unsec’d. Notes	5.100	04/01/29	10,960	11,172,702
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	16,551	15,834,268
				49,806,335
Hand/Machine Tools 0.3%
Regal Rexnord Corp.,
Gtd. Notes	6.050	02/15/26	2,916	2,939,219
Gtd. Notes	6.050	04/15/28	25,000	25,617,471
				28,556,690
Healthcare-Products 0.7%
Solventum Corp.,
Gtd. Notes	5.400	03/01/29	16,735	17,070,697
Gtd. Notes	5.450	02/25/27	17,580	17,838,043

Stryker Corp., Sr. Unsec’d. Notes	4.850	02/10/30	20,000	20,195,047
				55,103,787
Healthcare-Services 4.2%
Advocate Health & Hospitals Corp., Unsec’d. Notes, Series 2020	2.211	06/15/30	1,702	1,517,070
Bon Secours Mercy Health, Inc., Sec’d. Notes	1.350	06/01/25	2,775	2,757,661
Cedars-Sinai Health System, Sec’d. Notes, Series 2021	2.288	08/15/31	5,821	4,966,008
Centene Corp.,
Sr. Unsec’d. Notes	2.450	07/15/28	10,000	9,129,958
Sr. Unsec’d. Notes(a)	3.375	02/15/30	20,988	18,996,124

Cigna Group (The), Gtd. Notes	3.400	03/01/27	28,034	27,494,683
CommonSpirit Health, Sr. Sec’d. Notes	5.205	12/01/31	24,265	24,485,380
Elevance Health, Inc., Sr. Unsec’d. Notes(a)	2.875	09/15/29	15,390	14,300,500
HCA, Inc., Gtd. Notes(a)	5.000	03/01/28	13,570	13,679,680

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	5.200%	06/15/29	12,087	$12,296,098
Humana, Inc., Sr. Unsec’d. Notes	5.375	04/15/31	20,780	20,937,927
Icon Investments Six DAC,
Sr. Sec’d. Notes(a)	5.809	05/08/27	7,735	7,884,760
Sr. Sec’d. Notes	5.849	05/08/29	8,025	8,277,551
IQVIA, Inc.,
Sr. Sec’d. Notes	5.700	05/15/28	19,795	20,191,916
Sr. Sec’d. Notes	6.250	02/01/29	17,415	18,159,588

Laboratory Corp. of America Holdings, Gtd. Notes	4.350	04/01/30	14,675	14,367,663
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	4,585	4,481,468
Roche Holdings, Inc.,
Gtd. Notes, 144A	4.909	03/08/31	10,000	10,172,540
Gtd. Notes, 144A	5.489	11/13/30	22,500	23,557,784
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	17,455	15,274,163
Sr. Unsec’d. Notes(a)	4.250	01/15/29	50,510	50,211,139
Sr. Unsec’d. Notes	4.800	01/15/30	14,750	14,915,617
Sr. Unsec’d. Notes	4.900	04/15/31	12,650	12,794,230
				350,849,508
Home Builders 0.5%
Meritage Homes Corp.,
Gtd. Notes(a)	5.125	06/06/27	9,987	10,058,488
Gtd. Notes, 144A	3.875	04/15/29	2,000	1,903,583
Toll Brothers Finance Corp.,
Gtd. Notes(a)	4.350	02/15/28	10,000	9,862,886
Gtd. Notes	4.875	03/15/27	15,635	15,644,476
				37,469,433
Household Products/Wares 0.3%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A(a)	3.000	06/26/27	23,730	22,974,396

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 2.3%
Arthur J Gallagher & Co., Sr. Unsec’d. Notes	4.600%	12/15/27	12,600	$12,624,937
CNA Financial Corp., Sr. Unsec’d. Notes(a)	3.450	08/15/27	5,155	5,026,179
Corebridge Financial, Inc., Sr. Unsec’d. Notes(a)	3.650	04/05/27	9,435	9,269,600
Corebridge Global Funding,
Sec’d. Notes, 144A(a)	4.650	08/20/27	10,785	10,819,111
Sec’d. Notes, 144A	4.900	01/07/28	7,160	7,218,116
Sec’d. Notes, 144A	4.900	12/03/29	4,455	4,456,997
Sr. Sec’d. Notes, 144A, MTN	5.200	01/12/29	9,510	9,667,567
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375	03/03/31	2,452	2,233,151
Sr. Unsec’d. Notes	4.625	04/29/30	21,300	20,940,205

Great-West Lifeco US Finance 2020 LP (Canada), Gtd. Notes, 144A	0.904	08/12/25	12,200	12,017,471
Lincoln Financial Global Funding, Sec’d. Notes, 144A	5.300	01/13/30	5,505	5,593,486
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	4.650	03/15/30	19,600	19,638,985
Principal Life Global Funding II,
Sec’d. Notes, 144A, MTN	5.500	06/28/28	19,750	20,268,296
Sr. Sec’d. Notes, 144A	3.000	04/18/26	6,001	5,913,604
Protective Life Global Funding,
Sec’d. Notes, 144A	4.335	09/13/27	3,500	3,488,586
Sec’d. Notes, 144A	5.209	04/14/26	29,250	29,470,771
Sec’d. Notes, 144A	5.467	12/08/28	6,005	6,170,304

Unum Group, Sr. Unsec’d. Notes	7.250	03/15/28	4,171	4,430,668
				189,248,034
Internet 0.2%
Expedia Group, Inc., Gtd. Notes	4.625	08/01/27	14,500	14,489,738
Iron/Steel 0.1%
Reliance, Inc., Sr. Unsec’d. Notes	1.300	08/15/25	9,130	9,002,708

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.7%
Hyatt Hotels Corp., Sr. Unsec’d. Notes(a)	5.750%	01/30/27	9,180	$9,340,695
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.875	05/15/29	1,193	1,198,585
Sr. Unsec’d. Notes	5.100	04/15/32	4,575	4,552,251
Sr. Unsec’d. Notes(a)	5.550	10/15/28	30,640	31,529,219
Sr. Unsec’d. Notes, Series EE(a)	5.750	05/01/25	4,344	4,345,115
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	9,500	8,469,779
				59,435,644
Machinery-Construction & Mining 0.3%
Weir Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes, 144A	2.200	05/13/26	28,970	28,113,783
Machinery-Diversified 0.7%
AGCO Corp., Gtd. Notes	5.450	03/21/27	4,455	4,511,942
CNH Industrial Capital LLC,
Gtd. Notes	3.950	05/23/25	1,564	1,561,364
Gtd. Notes	4.550	04/10/28	7,870	7,848,529
Gtd. Notes	5.100	04/20/29	10,500	10,629,186
Gtd. Notes	5.500	01/12/29	17,980	18,464,267

Ingersoll Rand, Inc., Sr. Unsec’d. Notes	5.400	08/14/28	3,585	3,673,625
Westinghouse Air Brake Technologies Corp., Gtd. Notes	3.450	11/15/26	10,396	10,219,577
				56,908,490
Media 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	2.250	01/15/29	24,025	21,625,256
Sr. Sec’d. Notes	4.908	07/23/25	5,130	5,128,216

Comcast Corp., Gtd. Notes	4.550	01/15/29	22,875	22,959,896
Cox Communications, Inc., Gtd. Notes, 144A	1.800	10/01/30	3,250	2,735,796
Discovery Communications LLC,
Gtd. Notes(a)	3.625	05/15/30	5,962	5,362,651
Gtd. Notes	3.950	03/20/28	24,010	23,061,584

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Discovery Communications LLC, (cont’d.)
Gtd. Notes	4.125%	05/15/29	21,568	$20,352,359

Warner Media LLC, Gtd. Notes	2.950	07/15/26	5,000	4,865,755
				106,091,513
Mining 1.7%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000	02/21/30	5,685	5,770,937
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	23,245	23,093,908
Freeport Minerals Corp., Gtd. Notes	9.500	06/01/31	5,000	6,125,218
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	4,700	4,617,577
Gtd. Notes	4.375	08/01/28	40,964	40,419,637

Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	3.250	05/13/30	32,020	30,038,247
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes(a)	7.125	07/15/28	12,837	13,856,531
Rio Tinto Finance USA PLC (Australia), Gtd. Notes	4.875	03/14/30	15,180	15,328,281
Yamana Gold, Inc. (Canada), Gtd. Notes	4.625	12/15/27	3,925	3,882,931
				143,133,267
Miscellaneous Manufacturing 0.5%
Hillenbrand, Inc., Gtd. Notes	5.000	09/15/26	16,150	15,999,652
Teledyne Technologies, Inc., Gtd. Notes(a)	2.250	04/01/28	31,611	29,607,832
				45,607,484
Office/Business Equipment 0.5%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	33,990	32,836,479
Gtd. Notes(a)	3.276	12/01/28	9,800	9,249,102
Gtd. Notes	5.100	03/01/30	3,250	3,247,354
				45,332,935

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 3.8%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	4.000%	01/15/31	5,000	$4,670,968
Sr. Unsec’d. Notes, 144A(a)	5.600	06/13/28	6,735	6,877,856

BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)	9,094	9,037,163
Burlington Resources LLC, Gtd. Notes	7.200	08/15/31	6,900	7,788,861
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes, 144A	5.000	12/15/29	8,125	8,116,175
Continental Resources, Inc., Gtd. Notes, 144A(a)	2.268	11/15/26	5,875	5,636,243
Devon Energy Corp., Sr. Unsec’d. Notes	5.250	10/15/27	22,365	22,430,870
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	7,050	6,913,984
Gtd. Notes	5.150	01/30/30	24,905	25,263,462
Hess Corp.,
Sr. Unsec’d. Notes	4.300	04/01/27	52,486	52,203,596
Sr. Unsec’d. Notes	7.300	08/15/31	12,250	13,862,472
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28	7,265	7,098,943
Sr. Unsec’d. Notes	5.150	03/01/30	15,415	15,507,898
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	3.200	08/15/26	6,726	6,572,173
Sr. Unsec’d. Notes	6.625	09/01/30	2,355	2,475,831
Sr. Unsec’d. Notes	7.500	10/15/26	9,578	9,925,398

Ovintiv, Inc., Gtd. Notes	5.650	05/15/25	19,480	19,490,422
Permian Resources Operating LLC, Gtd. Notes, 144A(a)	6.250	02/01/33	7,810	7,784,892
Phillips 66 Co.,
Gtd. Notes	3.750	03/01/28	12,095	11,830,042
Gtd. Notes	4.950	12/01/27	10,835	10,972,424
Pioneer Natural Resources Co.,
Gtd. Notes	7.200	01/15/28	6,176	6,627,265
Sr. Unsec’d. Notes	2.150	01/15/31	9,072	7,908,993
Sr. Unsec’d. Notes	5.100	03/29/26	8,225	8,280,262

Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	7.500	01/15/28	38,250	40,460,418
				317,736,611

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas Services 0.3%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A(a)	5.000%	11/15/29	21,080	$21,367,463
Packaging & Containers 1.3%
Amcor Flexibles North America, Inc., Gtd. Notes, 144A	4.800	03/17/28	8,575	8,624,180
Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	28,607	27,890,576
Sr. Sec’d. Notes	5.800	06/15/31	15,200	15,852,924

Sealed Air Corp., Sr. Sec’d. Notes, 144A	1.573	10/15/26	12,875	12,250,419
Silgan Holdings, Inc., Sr. Sec’d. Notes, 144A	1.400	04/01/26	11,575	11,168,660
Smurfit Kappa Treasury ULC (Ireland), Gtd. Notes, 144A	5.200	01/15/30	26,700	27,045,776
WRKCo, Inc., Gtd. Notes	3.375	09/15/27	4,950	4,802,910
				107,635,445
Pharmaceuticals 1.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes(a)	4.800	03/15/29	14,535	14,717,230
Sr. Unsec’d. Notes	4.875	03/15/30	17,750	18,002,659

Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	4.375	12/15/28	14,481	14,102,454
CVS Health Corp.,
Jr. Sub. Notes	7.000(ff)	03/10/55	4,245	4,276,521
Sr. Unsec’d. Notes	1.750	08/21/30	10,000	8,463,280
Sr. Unsec’d. Notes	1.875	02/28/31	9,887	8,268,732
Sr. Unsec’d. Notes	4.300	03/25/28	5,595	5,525,501
Sr. Unsec’d. Notes	5.000	01/30/29	2,185	2,195,614

Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	13,226	13,051,299
Viatris, Inc., Gtd. Notes	2.700	06/22/30	10,735	9,340,840
				97,944,130
Pipelines 3.7%
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30	5,650	5,874,993

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
DCP Midstream Operating LP, Gtd. Notes	5.125%	05/15/29	3,668	$3,691,627
Enbridge, Inc. (Canada),
Gtd. Notes(a)	5.300	04/05/29	12,800	13,065,163
Gtd. Notes	6.000	11/15/28	16,420	17,055,712
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	12,892	13,038,987
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	10,845	10,851,731
Sr. Unsec’d. Notes(a)	4.950	06/15/28	10,179	10,247,077
Sr. Unsec’d. Notes	5.250	07/01/29	8,800	8,927,413
Sr. Unsec’d. Notes	5.550	02/15/28	2,559	2,619,435
Sr. Unsec’d. Notes	6.400	12/01/30	20,305	21,643,647
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month SOFR + 3.039%	7.358(c)	06/01/67	22,233	22,107,273
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	7.571(c)	08/16/77	5,970	5,957,821
MPLX LP,
Sr. Unsec’d. Notes(a)	1.750	03/01/26	13,761	13,404,574
Sr. Unsec’d. Notes	4.125	03/01/27	6,570	6,510,961
Sr. Unsec’d. Notes	4.250	12/01/27	5,034	4,987,533
ONEOK, Inc.,
Gtd. Notes	4.550	07/15/28	6,000	5,977,444
Gtd. Notes(a)	5.000	03/01/26	6,000	6,009,408
Gtd. Notes	5.375	06/01/29	6,085	6,185,371
Gtd. Notes	5.550	11/01/26	11,145	11,293,901
Gtd. Notes	5.650	11/01/28	9,015	9,286,883
Gtd. Notes	5.850	01/15/26	7,610	7,662,587
Gtd. Notes, 144A(a)	6.500	09/01/30	5,000	5,304,954

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	12,970	12,929,431
Targa Resources Corp., Gtd. Notes	6.150	03/01/29	18,893	19,756,696
Tennessee Gas Pipeline Co. LLC, Gtd. Notes	7.000	03/15/27	3,575	3,717,125
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes(a)	7.250	12/01/26	4,705	4,874,461
Western Midstream Operating LP,
Sr. Unsec’d. Notes(a)	4.500	03/01/28	11,230	11,119,514
Sr. Unsec’d. Notes	4.650	07/01/26	3,000	2,996,966
Sr. Unsec’d. Notes	4.750	08/15/28	2,653	2,641,292
Sr. Unsec’d. Notes	6.350	01/15/29	11,540	12,047,076

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes(a)	4.900%	03/15/29	4,525	$4,552,240
Sr. Unsec’d. Notes	5.400	03/02/26	23,745	23,912,831
				310,252,127
Real Estate 0.4%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	2.500	10/15/31	11,996	10,301,148
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	14,558	14,336,806
Sr. Unsec’d. Notes, 144A	4.125	02/01/29	11,678	11,414,322
				36,052,276
Real Estate Investment Trusts (REITs) 3.5%
American Tower Corp.,
Sr. Unsec’d. Notes	3.950	03/15/29	5,100	4,952,255
Sr. Unsec’d. Notes	5.800	11/15/28	8,025	8,319,104

Brandywine Operating Partnership LP, Gtd. Notes(a)	3.950	11/15/27	7,738	7,333,301
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.250	04/01/28	26,313	24,428,719
Broadstone Net Lease LLC, Gtd. Notes	2.600	09/15/31	4,206	3,562,059
COPT Defense Properties LP, Gtd. Notes	2.250	03/15/26	6,860	6,684,731
Crown Castle, Inc.,
Sr. Unsec’d. Notes	2.250	01/15/31	13,500	11,532,676
Sr. Unsec’d. Notes	5.600	06/01/29	9,400	9,605,408

Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	27,550	25,361,537
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	12,355	12,389,183
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series F	4.500	02/01/26	4,000	3,983,445
Sr. Unsec’d. Notes, Series H	3.375	12/15/29	1,750	1,625,547
Invitation Homes Operating Partnership LP,
Gtd. Notes	2.300	11/15/28	11,657	10,684,403
Gtd. Notes(a)	5.450	08/15/30	9,559	9,784,677

Kimco Realty OP LLC, Gtd. Notes	1.900	03/01/28	25,310	23,539,095

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Prologis LP, Sr. Unsec’d. Notes(a)	4.875%	06/15/28	11,690	$11,812,601
Realty Income Corp.,
Gtd. Notes(a)	3.400	01/15/30	4,500	4,240,318
Sr. Unsec’d. Notes(a)	2.100	03/15/28	14,165	13,206,010
Sr. Unsec’d. Notes	2.200	06/15/28	11,225	10,446,822
Sr. Unsec’d. Notes(a)	3.400	01/15/28	19,483	18,911,303
Sr. Unsec’d. Notes	4.700	12/15/28	9,985	10,019,344

Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	8,950	8,945,710
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	7,705	7,113,513
Gtd. Notes	5.500	01/15/29	15,737	16,083,727
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26	2,924	2,909,635
Gtd. Notes, 144A	5.750	02/01/27	18,971	19,226,217

WP Carey, Inc., Sr. Unsec’d. Notes	4.250	10/01/26	2,261	2,248,931
				288,950,271
Retail 0.7%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550	07/26/27	28,202	27,531,421
Sr. Unsec’d. Notes, 144A	2.950	01/25/30	9,075	8,327,475
AutoNation, Inc.,
Sr. Unsec’d. Notes	1.950	08/01/28	9,000	8,185,559
Sr. Unsec’d. Notes	2.400	08/01/31	15,000	12,558,592
				56,603,047
Semiconductors 0.9%
Broadcom, Inc.,
Gtd. Notes, 144A(a)	2.450	02/15/31	15,700	13,802,533
Sr. Unsec’d. Notes	4.150	02/15/28	24,250	24,034,741
Sr. Unsec’d. Notes	4.550	02/15/32	2,480	2,418,926
Sr. Unsec’d. Notes	5.150	11/15/31	15,525	15,742,076

Foundry JV Holdco LLC, Sr. Sec’d. Notes, 144A	5.900	01/25/33	11,505	11,723,814
Marvell Technology, Inc., Sr. Unsec’d. Notes(a)	5.750	02/15/29	8,385	8,643,875
				76,365,965

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Shipbuilding 0.1%
Huntington Ingalls Industries, Inc., Gtd. Notes	5.353%	01/15/30	6,190	$6,274,208
Software 0.8%
Activision Blizzard, Inc., Sr. Unsec’d. Notes	3.400	06/15/27	4,600	4,412,094
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes(a)	1.650	03/01/28	4,285	3,944,649
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28	5,398	5,522,312
Sr. Unsec’d. Notes	5.450	03/02/28	13,929	14,249,984

Infor LLC, Sr. Unsec’d. Notes, 144A	1.750	07/15/25	6,934	6,861,274
Oracle Corp.,
Sr. Unsec’d. Notes	5.250	02/03/32	13,715	13,891,059
Sr. Unsec’d. Notes	6.150	11/09/29	9,000	9,529,243

Synopsys, Inc., Sr. Unsec’d. Notes	4.850	04/01/30	11,510	11,586,343
				69,996,958
Telecommunications 2.8%
AT&T, Inc.,
Sr. Unsec’d. Notes(a)	1.650	02/01/28	9,350	8,647,826
Sr. Unsec’d. Notes	1.700	03/25/26	26,550	25,821,454
Sr. Unsec’d. Notes(a)	2.300	06/01/27	25,645	24,507,538

Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A(a)	4.375	06/21/28	12,355	12,294,871
NBN Co. Ltd. (Australia), Sr. Unsec’d. Notes, 144A, MTN	4.000	10/01/27	21,420	21,188,835
NTT Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	5.110	07/02/29	20,000	20,332,918
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000	02/15/29	42,526	42,545,736
Sprint LLC, Gtd. Notes	7.625	03/01/26	1,905	1,935,667
T-Mobile USA, Inc.,
Gtd. Notes	2.050	02/15/28	2,470	2,307,099
Gtd. Notes	3.750	04/15/27	44,311	43,668,080
Gtd. Notes	4.850	01/15/29	16,010	16,099,379
Gtd. Notes	5.125	05/15/32	12,000	12,076,467

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Verizon Communications, Inc., Sr. Unsec’d. Notes	1.680%	10/30/30	3,900	$3,317,884
				234,743,754
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	1.700	06/15/26	10,675	10,307,126

Total Corporate Bonds (cost $6,981,330,298)				6,966,508,662
Municipal Bonds 0.5%
Illinois 0.2%
Illinois State Toll Highway Authority, Revenue Bonds, BABs, Series B	5.851	12/01/34	17,290	17,902,937
Texas 0.3%
Texas Natural Gas Securitization Finance Corp. Revenue, Taxable, Revenue Bonds, Series 2023-01, Class A1	5.102	04/01/35	22,065	22,465,511

Total Municipal Bonds (cost $40,025,806)				40,368,448
Sovereign Bond 0.2%
Israel Government International Bond (Israel), Sr. Unsec’d. Notes, Series 5Y (cost $18,059,800)	5.375	02/19/30	18,194	18,323,063
U.S. Treasury Obligations(k) 0.7%
U.S. Treasury Notes	1.250	03/31/28	3,545	3,283,002
U.S. Treasury Notes	1.750	01/31/29	13,945	12,878,425
U.S. Treasury Notes	3.500	09/30/26	1,515	1,504,939
U.S. Treasury Notes	3.625	08/31/29	24,385	24,080,188
U.S. Treasury Notes	4.125	10/31/26	200	200,516
U.S. Treasury Notes	4.125	01/31/27	3,000	3,010,195
U.S. Treasury Notes(h)	4.125	10/31/29	1,000	1,007,344
U.S. Treasury Notes(h)	4.250	11/30/26	10,260	10,310,098

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(k) (Continued)
U.S. Treasury Notes	4.250%	12/31/26	600	$603,117

Total U.S. Treasury Obligations (cost $58,582,478)				56,877,824

	Shares
Preferred Stock 0.0%
Banks
Citigroup Capital XIII, 10.919%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40 (cost $3,342,000)	132,000	3,941,520

Total Long-Term Investments (cost $8,070,074,031)		8,048,579,211

Short-Term Investments 4.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(wb)	136,546,426	136,546,426
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $274,108,118; includes $273,041,859 of cash collateral for securities on loan)(b)(wb)	274,287,432	274,122,859

Total Short-Term Investments (cost $410,654,544)		410,669,285

TOTAL INVESTMENTS 101.3% (cost $8,480,728,575)		8,459,248,496
Liabilities in excess of other assets(z) (1.3)%		(105,573,281)

Net Assets 100.0%		$8,353,675,215

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
ING	ING Financial Markets LLC
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $267,432,435; cash collateral of $273,041,859 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,381	2 Year U.S. Treasury Notes	Jun. 2025	$286,104,361	$1,352,268
10,796	5 Year U.S. Treasury Notes	Jun. 2025	1,167,654,875	9,859,830
18	20 Year U.S. Treasury Bonds	Jun. 2025	2,111,062	(15,214)
				11,196,884
Short Positions:
3,401	10 Year U.S. Treasury Notes	Jun. 2025	378,254,969	(5,589,383)

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Futures contracts outstanding at March 31, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
28	10 Year U.S. Ultra Treasury Notes	Jun. 2025	$3,195,500	$(41,492)
17	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	2,078,250	(42,924)
				(5,673,799)
				$5,523,085
Forward foreign currency exchange contracts outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/25	SSB	EUR	13,063	$14,149,640	$14,126,960	$—	$(22,680)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/25	SSB	EUR	13,063	$13,701,447	$14,126,960	$—	$(425,513)
Expiring 05/02/25	SSB	EUR	13,063	14,172,527	14,149,952	22,575	—
				$27,873,974	$28,276,912	22,575	(425,513)
						$22,575	$(448,193)
Credit default swap agreements outstanding at March 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	40,000	0.202%	$1,751,078	$2,370,259	$619,181

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at March 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Host Hotels & Resorts LP	12/20/25	1.000%(Q)		4,250	$(24,554)		$20,862		$(45,416)		GSI
Imperial Brands Finance PLC	06/20/27	1.000%(Q)	EUR	12,600	(218,582)		104,449		(323,031)		JPM
Marriott International, Inc.	06/20/25	1.000%(Q)		3,500	(7,570)		7,129		(14,699)		MSI
					$(250,706)		$132,440		$(383,146)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Ford Motor Co.	12/20/28	5.000%(Q)	20,000	1.547%	$2,380,289	$1,528,468	$851,821	MSI
Lincoln National Corp.	12/20/29	1.000%(Q)	15,000	1.243%	(149,397)	(281,789)	132,392	BARC
					$2,230,892	$1,246,679	$984,213

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	606,126	$(11,346,846)	$(11,146,973)	$199,873
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2025 (unaudited) (continued)
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
486,564	08/03/25	4.811%(A)	1 Day SOFR(2)(A)/ 4.410%	$—	$891,508	$891,508
707,950	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.410%	154,747	8,047,444	7,892,697
98,646	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.410%	290,461	9,829,163	9,538,702
440,900	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.410%	(389,047)	(7,033,185)	(6,644,138)
				$56,161	$11,734,930	$11,678,769

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).